TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Balance at beginning of year	$ 4,752	$ 4,548
Reductions for prior years' tax position	(3,571)	(234)
Additions for current year's tax position	36	438
Balance at end of year	$ 1,214	$ 4,752